Derivative Financial Instruments (Summary of Gains and Losses Information Related to Net Investment Hedges) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	¥ 1,937	¥ 3,487
Ineffective portion recorded in income	(32)	196
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	1,937	3,487
Ineffective portion recorded in income	¥ (32)	¥ 196